UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-06071

Deutsche Institutional Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2014

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2014

Semiannual Report

to Shareholders

Deutsche S&P 500 Index Fund

(formerly DWS S&P 500 Index Fund)

Contents
Deutsche S&P 500 Index Fund
3 Letter to Shareholders
4 Performance Summary
6 Portfolio Manager
6 Portfolio Summary
8 Statement of Assets and Liabilities
9 Statement of Operations
10 Statement of Changes in Net Assets
11 Financial Highlights
15 Notes to Financial Statements
22 Information About Your Fund's Expenses
Deutsche Equity 500 Index Portfolio
25 Investment Portfolio
42 Statement of Assets and Liabilities
43 Statement of Operations
44 Statement of Changes in Net Assets
45 Financial Highlights
46 Notes to Financial Statements
53 Advisory Agreement Board Considerations and Fee Evaluation
59 Account Management Resources
61 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the fund's performance to differ from that of the index. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

This fund is not sponsored, endorsed, sold, nor promoted by Standard & Poor's®, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolio.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

I am very pleased to tell you that the DWS funds have been renamed Deutsche funds, aligning more closely with the Deutsche Asset & Wealth Management brand. We are proud to adopt the Deutsche name — a brand that fully represents the global access, discipline and intelligence that support all of our products and services.

Deutsche Asset & Wealth Management combines the asset management and wealth management divisions of Deutsche Bank to deliver a comprehensive suite of active, passive and alternative investment capabilities. Your investment in the Deutsche funds means you have access to the thought leadership and resources of one of the world’s largest and most influential financial institutions.

In conjunction with your fund’s name change, please note that the Deutsche funds’ Web address has changed as well. The former dws-investments.com is now deutschefunds.com.

In addition, key service providers have been renamed as follows:
Former Name	New name, effective August 11, 2014
DWS Investments Distributors, Inc.	DeAWM Distributors, Inc.
DWS Trust Company	DeAWM Trust Company
DWS Investments Service Company	DeAWM Service Company

These changes have no effect on the day-to-day management of your investment, and there is no action required on your part. You will continue to experience the benefits that come from our decades of experience, in-depth research and worldwide network of investment professionals.

Thanks for your continued support. We appreciate your trust and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder

President, Deutsche Funds

Performance Summary June 30, 2014 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/14
Unadjusted for Sales Charge	6.78%	23.72%	18.11%	7.12%
Adjusted for the Maximum Sales Charge (max 4.50% load)	1.98%	18.15%	17.02%	6.63%
S&P 500® Index†	7.14%	24.61%	18.83%	7.78%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/14
Unadjusted for Sales Charge	6.36%	22.84%	17.25%	6.32%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	2.36%	19.84%	17.14%	6.32%
S&P 500® Index†	7.14%	24.61%	18.83%	7.78%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/14
Unadjusted for Sales Charge	6.39%	22.88%	17.27%	6.34%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	5.39%	22.88%	17.27%	6.34%
S&P 500® Index†	7.14%	24.61%	18.83%	7.78%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 6/30/14
No Sales Charges	6.93%	24.10%	18.46%	7.42%
S&P 500® Index†	7.14%	24.61%	18.83%	7.78%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2014 are 0.67%, 1.40%, 1.34% and 0.36% for Class A, Class B, Class C and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A, B and C shares prior to their inception on February 18, 2005 are derived from the historical performance of Class S shares of Deutsche S&P 500 Index Fund and have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended June 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. "Standard & Poor's," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund's investment advisor.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class S
Net Asset Value
6/30/14	$26.01	$25.98	$25.97	$26.07
12/31/13	$24.50	$24.48	$24.47	$24.56
Distribution Information as of 6/30/14
Income Dividends, Six Months	$.15	$.05	$.06	$.19

Portfolio Manager

Subadvisor

Northern Trust Investments, Inc. ("NTI"), a subsidiary of Northern Trust Corporation, is the subadvisor for the fund.

Portfolio Manager

Brent Reeder, Senior Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the fund. Began managing the fund in 2007.

— Joined Northern Trust Investments, Inc. in 1993 and is responsible for the management of quantitative equity portfolios.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at June 30, 2014 (17.6% of Net Assets)
1. Apple, Inc. Designs, manufactures and markets personal computers and related computing and mobile communications devices	3.1%
2. Exxon Mobil Corp. Explorer and producer of oil and gas	2.4%
3. Google, Inc. Provides a Web-based search engine for the Internet	1.8%
4. Microsoft Corp. Develops, manufactures, licenses, sells and supports software products	1.8%
5. Johnson & Johnson Provider of health care products	1.7%
6. General Electric Co. Diversified technology, media and financial services company	1.5%
7. Wells Fargo & Co. A diversified financial services company	1.4%
8. Chevron Corp. Operator of petroleum exploration, delivery and refining facilities	1.4%
9. Berkshire Hathaway, Inc. Holding company of insurance business and a variety of other businesses	1.3%
10. JPMorgan Chase & Co. Provider of global financial services	1.2%
Portfolio holdings and characteristics are subject to change.
For more complete details about the fund's investment portfolio, see page 25. A quarterly Fact Sheet is available on deutschefunds.com or upon request. Please see the Account Management Resources section on page 59 for contact information.

Statement of Assets and Liabilities
as of June 30, 2014 (Unaudited)
Assets
Investment in the Deutsche Equity 500 Index Portfolio, at value	$913,676,621
Receivable for Fund shares sold	596,287
Other assets	40,714
Total assets	914,313,622
Liabilities
Payable for Fund shares redeemed	3,197,726
Accrued Trustees' fees	371
Other accrued expenses and payables	575,663
Total liabilities	3,773,760
Net assets, at value	$910,539,862
Net Assets Consist of
Undistributed net investment income	1,676,369
Net unrealized appreciation (depreciation) on investments and futures	330,898,767
Accumulated net realized gain (loss)	16,847,846
Paid-in capital	561,116,880
Net assets, at value	$910,539,862
Net Asset Value
Class A Net Asset Value and redemption price per share ($231,113,434 ÷ 8,885,262 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$26.01
Maximum offering price per share (100 ÷ 95.50 of $26.01)	$27.24
Class B Net Asset Value, offering and redemption price per share ($1,446,509 ÷ 55,673 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$25.98
Class C Net Asset Value, offering and redemption price per share ($45,704,547 ÷ 1,759,582 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$25.97
Class S Net Asset Value, offering and redemption price per share ($632,275,372 ÷ 24,249,223 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$26.07

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended June 30, 2014 (Unaudited)
Investment Income
Income and expenses allocated from Deutsche Equity 500 Index Portfolio: Dividends (net of foreign taxes withheld of $21,793)	8,788,260
Interest	536
Income distributions — Central Cash Management Fund	3,103
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	36,467
Expenses	(418,824)
Net investment income allocated from Deutsche Equity 500 Index Portfolio	8,409,542
Expenses: Administration fee	433,528
Services to shareholders	616,879
Distribution and service fees	489,385
Professional fees	22,991
Reports to shareholders	31,836
Registration fees	31,525
Trustees' fees and expenses	2,597
Other	2,675
Total expenses	1,631,416
Net investment income (loss)	6,778,126
Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Deutsche Equity 500 Index Portfolio: Investments	31,495,171
Futures	2,169,567
33,664,738
Change in net unrealized appreciation (depreciation) allocated from Deutsche Equity 500 Index Portfolio on: Investments	18,825,349
Futures	(393,049)
18,432,300
Net gain (loss)	52,097,038
Net increase (decrease) in net assets resulting from operations	$58,875,164

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations: Net investment income (loss)	$6,778,126	$13,314,492
Operations: Net investment income (loss)	$6,778,126	$13,314,492
Net realized gain (loss)	33,664,738	64,198,332
Change in net unrealized appreciation (depreciation)	18,432,300	145,785,890
Net increase (decrease) in net assets resulting from operations	58,875,164	223,298,714
Distributions to shareholders from: Net investment income: Class A	(1,322,815)	(3,058,804)
Class B	(3,226)	(10,380)
Class C	(108,287)	(247,190)
Class S	(4,529,632)	(9,127,022)
Total distributions	(5,963,960)	(12,443,396)
Fund share transactions: Proceeds from shares sold	66,688,431	146,086,129
Reinvestment of distributions	5,716,317	11,946,582
Payment for shares redeemed	(94,971,940)	(204,467,800)
Net increase (decrease) in net assets from Fund share transactions	(22,567,192)	(46,435,089)
Increase (decrease) in net assets	30,344,012	164,420,229
Net assets at beginning of period	880,195,850	715,775,621
Net assets at end of period (including undistributed net investment income of $1,676,369 and $862,203, respectively)	$910,539,862	$880,195,850

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
Class A	Six Months Ended 6/30/14 (Unaudited)		2013	2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$24.50		$18.89	$16.67		$16.67		$14.77		$11.96
Income (loss) from investment operations: Net investment incomea	.17		.31	.32		.24		.22		.23
Net realized and unrealized gain (loss)	1.49		5.59	2.23		.00	***	1.90		2.82
Total from investment operations	1.66		5.90	2.55		.24		2.12		3.05
Less distributions from: Net investment income	(.15)		(.29)	(.31)		(.24)		(.22)		(.24)
Net realized gains	—		—	(.02)		—		—		—
Total distributions	(.15)		(.29)	(.33)		(.24)		(.22)		(.24)
Net asset value, end of period	$26.01		$24.50	$18.89		$16.67		$16.67		$14.77
Total Return (%)b	6.78	**	31.45	15.29	c	1.49	c	14.47	c	25.88	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	231		233	203		110		118		110
Ratio of expenses before expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.66	*	.67	.68		.71		.72		.70
Ratio of expenses after expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.66	*	.67	.67		.67		.67		.62
Ratio of net investment income (%)	1.37	*	1.44	1.73		1.43		1.43		1.81
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended December 31,
Class B	Six Months Ended 6/30/14 (Unaudited)		2013	2012	2011	2010		2009
Selected Per Share Data
Net asset value, beginning of period	$24.48		$18.87	$16.65	$16.64	$14.74		$11.94
Income (loss) from investment operations: Net investment incomea	.08		.15	.18	.12	.10		.13
Net realized and unrealized gain (loss)	1.47		5.59	2.23	.01	1.90		2.81
Total from investment operations	1.55		5.74	2.41	.13	2.00		2.94
Less distributions from: Net investment income	(.05)		(.13)	(.17)	(.12)	(.10)		(.14)
Net realized gains	—		—	(.02)	—	—		—
Total distributions	(.05)		(.13)	(.19)	(.12)	(.10)		(.14)
Net asset value, end of period	$25.98		$24.48	$18.87	$16.65	$16.64		$14.74
Total Return (%)b	6.36	**	30.50	14.45	.73	13.66	c	24.87	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		2	2	1	2		2
Ratio of expenses before expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	1.41	*	1.40	1.42	1.40	1.46		1.50
Ratio of expenses after expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	1.41	*	1.40	1.42	1.40	1.43		1.37
Ratio of net investment income (%)	.62	*	.71	.96	.69	.67		1.05
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended December 31,
Class C	Six Months Ended 6/30/14 (Unaudited)		2013	2012	2011	2010		2009
Selected Per Share Data
Net asset value, beginning of period	$24.47		$18.86	$16.64	$16.64	$14.74		$11.94
Income (loss) from investment operations: Net investment incomea	.09		.17	.19	.12	.10		.13
Net realized and unrealized gain (loss)	1.47		5.59	2.23	.00 ***	1.90		2.81
Total from investment operations	1.56		5.76	2.42	.12	2.00		2.94
Less distributions from: Net investment income	(.06)		(.15)	(.18)	(.12)	(.10)		(.14)
Net realized gains	—		—	(.02)	—	—		—
Total distributions	(.06)		(.15)	(.20)	(.12)	(.10)		(.14)
Net asset value, end of period	$25.97		$24.47	$18.86	$16.64	$16.64		$14.74
Total Return (%)b	6.39	**	30.61	14.51	.76	13.63	c	24.88	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	46		44	25	12	12		10
Ratio of expenses before expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	1.33	*	1.34	1.35	1.40	1.45		1.47
Ratio of expenses after expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	1.33	*	1.34	1.35	1.40	1.42		1.37
Ratio of net investment income (%)	.71	*	.78	1.06	.70	.68		1.05
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

			Years Ended December 31,
Class S	Six Months Ended 6/30/14 (Unaudited)		2013	2012	2011	2010		2009
Selected Per Share Data
Net asset value, beginning of period	$24.56		$18.93	$16.70	$16.70	$14.80		$11.99
Income (loss) from investment operations: Net investment incomea	.21		.38	.36	.29	.26		.26
Net realized and unrealized gain (loss)	1.49		5.61	2.25	.00 ***	1.90		2.82
Total from investment operations	1.70		5.99	2.61	.29	2.16		3.08
Less distributions from: Net investment income	(.19)		(.36)	(.36)	(.29)	(.26)		(.27)
Net realized gains	—		—	(.02)	—	—		—
Total distributions	(.19)		(.36)	(.38)	(.29)	(.26)		(.27)
Net asset value, end of period	$26.07		$24.56	$18.93	$16.70	$16.70		$14.80
Total Return (%)	6.93	**	31.89	15.65	1.72	14.81	b	26.14	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	632		602	485	408	428		403
Ratio of expenses before expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.34	*	.36	.38	.39	.42		.46
Ratio of expenses after expense reductions, including expenses allocated from Deutsche Equity 500 Index Portfolio (%)	.34	*	.36	.38	.39	.39		.35
Ratio of net investment income (%)	1.70	*	1.76	1.97	1.71	1.70		2.07
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche S&P 500 Index Fund (formerly DWS S&P 500 Index Fund) (the "Fund") is a diversified series of the Deutsche Institutional Funds (formerly DWS Institutional Funds) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, Deutsche Equity 500 Index Portfolio (formerly DWS Equity 500 Index Portfolio) (the "Portfolio"), a diversified open-end management investment company registered under the 1940 Act and organized as a New York trust advised by Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. On June 30, 2014, the Fund owned approximately 47% of the Portfolio.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and services fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2013, the Fund had a net tax basis capital loss carryforward of approximately $16,359,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2017 ($8,687,000) and December 31, 2018 ($7,672,000), the respective expiration dates, whichever occurs first, and which may be subject to certain limitations under Section 384 of the Internal Revenue Code.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2013, and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to redemptions in-kind, investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio's income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.

Pursuant to the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund's average daily net assets, accrued daily and payable monthly.

For the period from January 1, 2014 through September 30, 2014, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.68%
Class B	1.43%
Class C	1.43%
Class S	.43%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2014, the Administration Fee was $433,528, of which $74,452 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2014, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2014
Class A	$171,534	$94,981
Class B	928	532
Class C	7,600	4,127
Class S	269,145	139,891
	$449,207	$239,531

Distribution and Service Agreement. Under the Fund's Class B and C 12b-1 Plans, DeAWM Distributors, Inc. ("DDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended June 30, 2014, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at June 30, 2014
Class B	$5,583	$862
Class C	159,672	27,832
	$165,255	$28,694

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2014, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at June 30, 2014	Annualized Rate
Class A	$269,187	$95,947	.24%
Class B	1,793	603	.24%
Class C	53,150	18,910	.25%
	$324,130	$115,460

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid to DDI in connection with the distribution of Class A shares for the six months ended June 30, 2014 aggregated $114,218.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended June 30, 2014, the CDSC for Class B and C shares aggregated $944 and $3,580, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2014, DDI received $287 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $10,980, of which $8,431 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended June 30, 2014		Year Ended December 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,290,819	$31,853,930	2,811,241	$60,503,139
Class B	662	16,215	8,657	187,353
Class C	262,882	6,509,643	780,679	16,628,317
Class S	1,147,828	28,308,643	3,140,673	68,767,320
		$66,688,431		$146,086,129
Shares issued to shareholders in reinvestment of distributions
Class A	51,545	$1,304,473	137,267	$3,012,487
Class B	124	3,116	456	9,966
Class C	4,132	104,399	10,755	237,635
Class S	169,647	4,304,329	394,241	8,686,494
		$5,716,317		$11,946,582
Shares redeemed
Class A	(1,966,523)	$(48,616,184)	(4,202,497)	$(92,439,088)
Class B	(12,769)	(312,566)	(49,306)	(1,061,121)
Class C	(301,826)	(7,356,271)	(341,414)	(7,403,063)
Class S	(1,560,909)	(38,686,919)	(4,659,640)	(103,564,528)
		$(94,971,940)		$(204,467,800)
Net increase (decrease)
Class A	(624,159)	$(15,457,781)	(1,253,989)	$(28,923,462)
Class B	(11,983)	(293,235)	(40,193)	(863,802)
Class C	(34,812)	(742,229)	450,020	9,462,889
Class S	(243,434)	(6,073,947)	(1,124,726)	(26,110,714)
		$(22,567,192)		$(46,435,089)

D. In-Kind Redemptions

In certain circumstances, the Portfolio may distribute securities rather than cash as payments for a redemption of a feeder fund's shares (in-kind redemption). For financial reporting purposes, the Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities exceeds their costs; the Portfolio recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are allocated in proportion to each feeder fund's investment in the Portfolio, are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2013, the Deutsche S&P 500 Index Fund was allocated $59,915,549 of net gain attributable to an in-kind redemption.

E. Fund Name Change

Effective August 11, 2014, the "DWS Funds" were rebranded "Deutsche Funds."

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2014 to June 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2014 (Unaudited)
Actual Fund Return*	Class A	Class B	Class C	Class S
Beginning Account Value 1/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/14	$1,067.80	$1,063.60	$1,063.90	$1,069.30
Expenses Paid per $1,000**	$3.38	$7.21	$6.81	$1.74
Hypothetical 5% Fund Return*	Class A	Class B	Class C	Class S
Beginning Account Value 1/1/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/14	$1,021.52	$1,017.80	$1.018.20	$1,023.11
Expenses Paid per $1,000**	$3.31	$7.05	$6.66	$1.71

* Expenses include amounts allocated proportionally from the master portfolio.

** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S
Deutsche S&P 500 Index Fund	.66%	1.41%	1.33%	.34%

For more information, please refer to the Fund's prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

(The following financial statements of the Deutsche Equity 500 Index Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2014 (Unaudited)
	Shares	Value ($)

Common Stocks 97.6%
Consumer Discretionary 11.6%
Auto Components 0.4%
BorgWarner, Inc.	25,215	1,643,766
Delphi Automotive PLC	30,342	2,085,709
Goodyear Tire & Rubber Co.	30,475	846,596
Johnson Controls, Inc.	73,384	3,664,063
		8,240,134
Automobiles 0.8%
Ford Motor Co.	435,830	7,513,709
General Motors Co.	144,065	5,229,559
Harley-Davidson, Inc. (a)	23,642	1,651,394
		14,394,662
Distributors 0.1%
Genuine Parts Co. (a)	16,997	1,492,337
Diversified Consumer Services 0.1%
Graham Holdings Co. "B"	479	343,975
H&R Block, Inc.	30,298	1,015,589
		1,359,564
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	48,425	1,823,201
Chipotle Mexican Grill, Inc.*	3,428	2,031,124
Darden Restaurants, Inc. (a)	14,527	672,164
Marriott International, Inc. "A" (a)	24,446	1,566,989
McDonald's Corp.	108,658	10,946,207
Starbucks Corp.	82,739	6,402,344
Starwood Hotels & Resorts Worldwide, Inc.	21,216	1,714,677
Wyndham Worldwide Corp.	14,165	1,072,574
Wynn Resorts Ltd. (a)	8,949	1,857,454
Yum! Brands, Inc. (a)	48,345	3,925,614
		32,012,348
Household Durables 0.4%
D.R. Horton, Inc. (a)	31,715	779,555
Garmin Ltd.	13,588	827,509
Harman International Industries, Inc.	7,493	804,973
Leggett & Platt, Inc. (a)	15,291	524,175
Lennar Corp. "A" (a)	19,421	815,294
Mohawk Industries, Inc.*	6,749	933,657
Newell Rubbermaid, Inc.	30,840	955,732
PulteGroup, Inc.	38,208	770,273
Whirlpool Corp.	8,511	1,184,901
		7,596,069
Internet & Catalog Retail 1.3%
Amazon.com, Inc.*	40,966	13,304,938
Expedia, Inc. (a)	11,304	890,303
Netflix, Inc.*	6,609	2,911,925
The Priceline Group, Inc.*	5,763	6,932,889
TripAdvisor, Inc.* (a)	12,261	1,332,280
		25,372,335
Leisure Products 0.1%
Hasbro, Inc. (a)	12,852	681,799
Mattel, Inc. (a)	37,523	1,462,271
		2,144,070
Media 3.5%
Cablevision Systems Corp. (New York Group) "A" (a)	23,491	414,616
CBS Corp. "B" (a)	58,070	3,608,470
Comcast Corp. "A" (a)	286,015	15,353,285
DIRECTV*	51,510	4,378,865
Discovery Communications, Inc. "A"*	23,910	1,776,035
Gannett Co., Inc. (a)	25,380	794,648
Interpublic Group of Companies, Inc.	46,879	914,609
News Corp. "A"*	55,013	986,933
Omnicom Group, Inc. (a)	28,535	2,032,263
Scripps Networks Interactive "A" (a)	11,619	942,766
Time Warner Cable, Inc.	30,661	4,516,365
Time Warner, Inc.	96,976	6,812,564
Twenty-First Century Fox, Inc. "A"	210,561	7,401,219
Viacom, Inc. "B"	42,978	3,727,482
Walt Disney Co. (a)	177,216	15,194,500
		68,854,620
Multiline Retail 0.6%
Dollar General Corp.*	33,349	1,912,899
Dollar Tree, Inc.*	22,976	1,251,273
Family Dollar Stores, Inc.	10,547	697,579
Kohl's Corp. (a)	21,338	1,124,086
Macy's, Inc.	39,644	2,300,145
Nordstrom, Inc. (a)	15,109	1,026,354
Target Corp. (a)	69,829	4,046,590
		12,358,926
Specialty Retail 1.9%
AutoNation, Inc.* (a)	6,816	406,779
AutoZone, Inc.* (a)	3,634	1,948,696
Bed Bath & Beyond, Inc.* (a)	22,398	1,285,197
Best Buy Co., Inc.	30,207	936,719
CarMax, Inc.* (a)	24,663	1,282,723
GameStop Corp. "A" (a)	12,811	518,461
Home Depot, Inc.	150,511	12,185,371
L Brands, Inc.	26,944	1,580,535
Lowe's Companies, Inc.	109,667	5,262,919
O'Reilly Automotive, Inc.*	11,756	1,770,454
PetSmart, Inc. (a)	10,598	633,760
Ross Stores, Inc.	23,051	1,524,363
Staples, Inc. (a)	71,910	779,504
The Gap, Inc. (a)	28,127	1,169,239
Tiffany & Co.	12,169	1,219,942
TJX Companies, Inc.	77,005	4,092,816
Tractor Supply Co.	15,394	929,798
Urban Outfitters, Inc.*	10,928	370,022
		37,897,298
Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc. (a)	30,665	1,048,436
Fossil Group, Inc.*	5,361	560,332
Michael Kors Holdings Ltd.* (a)	19,825	1,757,486
NIKE, Inc. "B"	81,051	6,285,505
PVH Corp.	9,069	1,057,446
Ralph Lauren Corp.	6,525	1,048,502
Under Armour, Inc. "A"* (a)	17,776	1,057,494
VF Corp.	37,791	2,380,833
		15,196,034
Consumer Staples 9.3%
Beverages 2.1%
Brown-Forman Corp. "B" (a)	17,906	1,686,208
Coca-Cola Co. (a)	415,817	17,614,008
Coca-Cola Enterprises, Inc.	25,227	1,205,346
Constellation Brands, Inc. "A"*	18,484	1,628,995
Dr. Pepper Snapple Group, Inc. (a)	21,795	1,276,751
Molson Coors Brewing Co. "B" (a)	17,618	1,306,551
Monster Beverage Corp.* (a)	14,938	1,061,046
PepsiCo, Inc.	166,779	14,900,036
		40,678,941
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	48,170	5,547,257
CVS Caremark Corp.	128,614	9,693,637
Kroger Co.	55,996	2,767,882
Safeway, Inc.	25,578	878,349
Sysco Corp. (a)	64,636	2,420,618
Wal-Mart Stores, Inc. (a)	177,379	13,315,842
Walgreen Co.	96,601	7,161,032
Whole Foods Market, Inc. (a)	39,964	1,543,809
		43,328,426
Food Products 1.6%
Archer-Daniels-Midland Co.	71,684	3,161,981
Campbell Soup Co. (a)	19,761	905,251
ConAgra Foods, Inc. (a)	46,448	1,378,577
General Mills, Inc. (a)	67,576	3,550,443
Hormel Foods Corp. (a)	14,696	725,248
Kellogg Co.	27,662	1,817,393
Keurig Green Mountain, Inc. (a)	13,893	1,731,207
Kraft Foods Group, Inc.	65,088	3,902,026
McCormick & Co., Inc. (a)	14,589	1,044,426
Mead Johnson Nutrition Co.	22,286	2,076,387
Mondelez International, Inc. "A"	186,109	6,999,559
The Hershey Co.	16,572	1,613,616
The JM Smucker Co. (a)	11,452	1,220,440
Tyson Foods, Inc. "A" (a)	29,658	1,113,361
		31,239,915
Household Products 1.8%
Clorox Co. (a)	14,364	1,312,870
Colgate-Palmolive Co. (a)	95,529	6,513,167
Kimberly-Clark Corp.	41,321	4,595,722
Procter & Gamble Co.	297,626	23,390,427
		35,812,186
Personal Products 0.2%
Avon Products, Inc. (a)	47,955	700,622
Estee Lauder Companies, Inc. "A"	27,618	2,050,913
		2,751,535
Tobacco 1.4%
Altria Group, Inc. (a)	218,476	9,162,883
Lorillard, Inc.	40,029	2,440,568
Philip Morris International, Inc. (a)	172,908	14,577,874
Reynolds American, Inc.	34,414	2,076,885
		28,258,210
Energy 10.6%
Energy Equipment & Services 2.1%
Baker Hughes, Inc.	47,664	3,548,585
Cameron International Corp.*	22,575	1,528,553
Diamond Offshore Drilling, Inc. (a)	7,755	384,881
Ensco PLC "A" (a)	25,773	1,432,206
FMC Technologies, Inc.*	26,081	1,592,767
Halliburton Co.	92,833	6,592,071
Helmerich & Payne, Inc. (a)	11,892	1,380,780
Nabors Industries Ltd.	28,842	847,089
National Oilwell Varco, Inc. (a)	47,356	3,899,767
Noble Corp. PLC (a)	27,978	938,942
Rowan Companies PLC "A"	13,640	435,525
Schlumberger Ltd. (a)	143,253	16,896,691
Transocean Ltd. (a)	37,501	1,688,670
		41,166,527
Oil, Gas & Consumable Fuels 8.5%
Anadarko Petroleum Corp.	55,669	6,094,085
Apache Corp. (a)	42,393	4,265,584
Cabot Oil & Gas Corp.	45,295	1,546,371
Chesapeake Energy Corp. (a)	55,954	1,739,050
Chevron Corp. (a)	209,444	27,342,914
Cimarex Energy Co.	9,569	1,372,769
ConocoPhillips	134,922	11,566,863
CONSOL Energy, Inc. (a)	25,326	1,166,769
Denbury Resources, Inc.	39,319	725,829
Devon Energy Corp.	42,321	3,360,287
EOG Resources, Inc.	59,944	7,005,056
EQT Corp.	16,676	1,782,664
Exxon Mobil Corp. (a)	472,461	47,567,374
Hess Corp. (a)	29,015	2,869,293
Kinder Morgan, Inc.	72,660	2,634,652
Marathon Oil Corp. (a)	74,246	2,963,900
Marathon Petroleum Corp.	31,729	2,477,083
Murphy Oil Corp.	18,219	1,211,199
Newfield Exploration Co.*	15,157	669,939
Noble Energy, Inc. (a)	39,149	3,032,482
Occidental Petroleum Corp.	86,404	8,867,643
ONEOK, Inc. (a)	22,965	1,563,457
Peabody Energy Corp. (a)	30,334	495,961
Phillips 66	62,234	5,005,481
Pioneer Natural Resources Co. (a)	15,794	3,629,619
QEP Resources, Inc.	19,817	683,687
Range Resources Corp. (a)	18,631	1,619,965
Southwestern Energy Co.*	39,006	1,774,383
Spectra Energy Corp.	74,050	3,145,644
Tesoro Corp.	13,766	807,651
Valero Energy Corp.	58,850	2,948,385
Williams Companies, Inc.	81,236	4,728,748
		166,664,787
Financials 15.7%
Banks 5.8%
Bank of America Corp.	1,156,788	17,779,831
BB&T Corp. (a)	78,536	3,096,674
Citigroup, Inc.	334,166	15,739,219
Comerica, Inc.	20,037	1,005,056
Fifth Third Bancorp.	94,096	2,008,950
Huntington Bancshares, Inc.	91,564	873,520
JPMorgan Chase & Co.	416,400	23,992,968
KeyCorp	98,338	1,409,183
M&T Bank Corp. (a)	14,475	1,795,624
PNC Financial Services Group, Inc.	58,472	5,206,932
Regions Financial Corp.	150,756	1,601,029
SunTrust Banks, Inc. (a)	57,897	2,319,354
U.S. Bancorp.	199,725	8,652,087
Wells Fargo & Co.	527,494	27,725,085
Zions Bancorp. (a)	20,418	601,718
		113,807,230
Capital Markets 2.1%
Affiliated Managers Group, Inc.*	6,082	1,249,243
Ameriprise Financial, Inc.	21,052	2,526,240
Bank of New York Mellon Corp.	125,183	4,691,859
BlackRock, Inc.	13,703	4,379,479
Charles Schwab Corp.	129,021	3,474,535
E*TRADE Financial Corp.*	31,811	676,302
Franklin Resources, Inc. (a)	44,512	2,574,574
Invesco Ltd.	47,708	1,800,977
Legg Mason, Inc. (a)	11,357	582,728
Morgan Stanley	153,423	4,960,166
Northern Trust Corp. (a)	24,650	1,582,776
State Street Corp.	47,612	3,202,383
T. Rowe Price Group, Inc. (a)	28,834	2,433,878
The Goldman Sachs Group, Inc.	45,732	7,657,366
		41,792,506
Consumer Finance 0.9%
American Express Co. (a)	100,157	9,501,894
Capital One Financial Corp.	62,714	5,180,176
Discover Financial Services	51,214	3,174,244
Navient Corp.	47,214	836,160
		18,692,474
Diversified Financial Services 1.8%
Berkshire Hathaway, Inc. "B"*	198,040	25,063,942
CME Group, Inc. (a)	34,845	2,472,253
Intercontinental Exchange, Inc.	12,700	2,399,030
Leucadia National Corp.	34,514	904,957
McGraw Hill Financial, Inc. (a)	29,935	2,485,503
Moody's Corp. (a)	20,771	1,820,786
The NASDAQ OMX Group, Inc.	12,830	495,495
		35,641,966
Insurance 2.8%
ACE Ltd.	37,197	3,857,329
Aflac, Inc.	49,612	3,088,347
Allstate Corp. (a)	47,684	2,800,004
American International Group, Inc. (a)	159,111	8,684,278
Aon PLC	32,598	2,936,754
Assurant, Inc.	7,773	509,520
Chubb Corp.	26,625	2,454,026
Cincinnati Financial Corp. (a)	16,244	780,362
Genworth Financial, Inc. "A"*	54,660	951,084
Hartford Financial Services Group, Inc.	49,351	1,767,259
Lincoln National Corp. (a)	29,158	1,499,888
Loews Corp.	33,795	1,487,318
Marsh & McLennan Companies, Inc.	60,622	3,141,432
MetLife, Inc. (a)	124,168	6,898,774
Principal Financial Group, Inc. (a)	30,197	1,524,345
Progressive Corp.	60,527	1,534,965
Prudential Financial, Inc.	50,640	4,495,313
The Travelers Companies, Inc. (a)	38,172	3,590,840
Torchmark Corp. (a)	9,812	803,799
Unum Group (a)	28,771	1,000,080
XL Group PLC (a)	29,051	950,839
		54,756,556
Real Estate Investment Trusts 2.1%
American Tower Corp. (REIT)	43,658	3,928,347
Apartment Investment & Management Co. "A" (REIT)	16,054	518,063
AvalonBay Communities, Inc. (REIT) (a)	13,446	1,911,887
Boston Properties, Inc. (REIT)	16,920	1,999,606
Crown Castle International Corp. (REIT)	36,274	2,693,707
Equity Residential (REIT) (a)	37,111	2,337,993
Essex Property Trust, Inc. (REIT)	6,774	1,252,580
General Growth Properties, Inc. (REIT)	57,419	1,352,792
HCP, Inc. (REIT)	50,512	2,090,187
Health Care REIT, Inc. (REIT) (a)	33,755	2,115,426
Host Hotels & Resorts, Inc. (REIT) (a)	83,702	1,842,281
Kimco Realty Corp. (REIT)	45,376	1,042,740
Plum Creek Timber Co., Inc. (REIT) (a)	19,574	882,787
Prologis, Inc. (REIT)	55,226	2,269,236
Public Storage (REIT)	15,984	2,738,858
Simon Property Group, Inc. (REIT)	33,883	5,634,065
The Macerich Co. (REIT)	15,538	1,037,162
Ventas, Inc. (REIT)	32,519	2,084,468
Vornado Realty Trust (REIT)	19,266	2,056,260
Weyerhaeuser Co. (REIT) (a)	64,611	2,137,978
		41,926,423
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	30,792	986,576
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	52,836	519,378
People's United Financial, Inc. (a)	34,279	520,012
		1,039,390
Health Care 13.0%
Biotechnology 2.4%
Alexion Pharmaceuticals, Inc.*	21,862	3,415,937
Amgen, Inc.	83,435	9,876,201
Biogen Idec, Inc.*	26,123	8,236,843
Celgene Corp.* (a)	87,952	7,553,318
Gilead Sciences, Inc.*	168,870	14,001,012
Regeneron Pharmaceuticals, Inc.* (a)	8,703	2,458,336
Vertex Pharmaceuticals, Inc.* (a)	26,054	2,466,793
		48,008,440
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	165,091	6,752,222
Baxter International, Inc.	59,380	4,293,174
Becton, Dickinson & Co. (a)	21,342	2,524,759
Boston Scientific Corp.*	146,356	1,868,966
C.R. Bard, Inc. (a)	8,189	1,171,109
CareFusion Corp.*	23,155	1,026,924
Covidien PLC	49,814	4,492,227
DENTSPLY International, Inc. (a)	15,480	732,978
Edwards Lifesciences Corp.* (a)	11,852	1,017,376
Intuitive Surgical, Inc.* (a)	4,218	1,736,973
Medtronic, Inc. (a)	109,833	7,002,952
St. Jude Medical, Inc.	31,381	2,173,134
Stryker Corp. (a)	32,573	2,746,555
Varian Medical Systems, Inc.* (a)	11,451	952,036
Zimmer Holdings, Inc.	18,262	1,896,691
		40,388,076
Health Care Providers & Services 2.0%
Aetna, Inc.	39,275	3,184,417
AmerisourceBergen Corp.	24,669	1,792,450
Cardinal Health, Inc.	37,200	2,550,432
CIGNA Corp.	29,531	2,715,966
DaVita HealthCare Partners, Inc.*	19,556	1,414,290
Express Scripts Holding Co.*	84,995	5,892,703
Humana, Inc.	17,022	2,174,050
Laboratory Corp. of America Holdings*	9,465	969,216
McKesson Corp.	25,432	4,735,693
Patterson Companies, Inc. (a)	9,177	362,583
Quest Diagnostics, Inc. (a)	15,994	938,688
Tenet Healthcare Corp.*	10,555	495,452
UnitedHealth Group, Inc. (a)	107,770	8,810,197
WellPoint, Inc.	30,739	3,307,824
		39,343,961
Health Care Technology 0.1%
Cerner Corp.* (a)	32,695	1,686,408
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	36,857	2,117,066
PerkinElmer, Inc.	12,284	575,383
Thermo Fisher Scientific, Inc.	43,821	5,170,878
Waters Corp.* (a)	9,417	983,511
		8,846,838
Pharmaceuticals 6.0%
AbbVie, Inc.	174,667	9,858,205
Actavis PLC* (a)	20,389	4,547,766
Allergan, Inc.	32,690	5,531,802
Bristol-Myers Squibb Co.	182,677	8,861,661
Eli Lilly & Co.	108,092	6,720,080
Forest Laboratories, Inc.*	26,355	2,609,145
Hospira, Inc.*	18,398	945,105
Johnson & Johnson (a)	311,225	32,560,359
Merck & Co., Inc.	321,429	18,594,668
Mylan, Inc.* (a)	41,107	2,119,477
Perrigo Co. PLC (a)	14,781	2,154,479
Pfizer, Inc.	701,603	20,823,577
Zoetis, Inc.	55,251	1,782,950
		117,109,274
Industrials 10.2%
Aerospace & Defense 2.6%
Boeing Co.	73,835	9,394,027
General Dynamics Corp. (a)	35,931	4,187,758
Honeywell International, Inc.	86,139	8,006,620
L-3 Communications Holdings, Inc.	9,436	1,139,397
Lockheed Martin Corp. (a)	29,408	4,726,748
Northrop Grumman Corp.	23,566	2,819,200
Precision Castparts Corp.	15,869	4,005,336
Raytheon Co.	34,259	3,160,393
Rockwell Collins, Inc. (a)	14,941	1,167,490
Textron, Inc. (a)	30,023	1,149,581
United Technologies Corp.	92,639	10,695,172
		50,451,722
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc. (a)	16,435	1,048,388
Expeditors International of Washington, Inc.	21,321	941,535
FedEx Corp.	30,386	4,599,833
United Parcel Service, Inc. "B"	77,595	7,965,903
		14,555,659
Airlines 0.3%
Delta Air Lines, Inc.	93,890	3,635,421
Southwest Airlines Co.	75,515	2,028,333
		5,663,754
Building Products 0.1%
Allegion PLC	9,911	561,756
Masco Corp.	39,360	873,792
		1,435,548
Commercial Services & Supplies 0.5%
ADT Corp. (a)	18,875	659,492
Cintas Corp. (a)	11,090	704,659
Iron Mountain, Inc. (a)	18,640	660,788
Pitney Bowes, Inc.	22,317	616,395
Republic Services, Inc. (a)	29,676	1,126,798
Stericycle, Inc.* (a)	9,410	1,114,332
Tyco International Ltd.	50,550	2,305,080
Waste Management, Inc.	47,790	2,137,647
		9,325,191
Construction & Engineering 0.1%
Fluor Corp. (a)	17,722	1,362,822
Jacobs Engineering Group, Inc.* (a)	14,576	776,609
Quanta Services, Inc.*	24,068	832,272
		2,971,703
Electrical Equipment 0.6%
AMETEK, Inc.	26,978	1,410,410
Eaton Corp. PLC	52,537	4,054,806
Emerson Electric Co.	77,010	5,110,383
Rockwell Automation, Inc.	15,345	1,920,580
		12,496,179
Industrial Conglomerates 2.3%
3M Co. (a)	68,354	9,791,027
Danaher Corp. (a)	65,792	5,179,804
General Electric Co.	1,103,232	28,992,937
Roper Industries, Inc.	11,001	1,606,256
		45,570,024
Machinery 1.7%
Caterpillar, Inc. (a)	68,643	7,459,435
Cummins, Inc. (a)	18,759	2,894,326
Deere & Co. (a)	39,953	3,617,744
Dover Corp. (a)	18,224	1,657,473
Flowserve Corp.	15,141	1,125,733
Illinois Tool Works, Inc. (a)	41,606	3,643,021
Ingersoll-Rand PLC	27,470	1,717,150
Joy Global, Inc. (a)	11,079	682,245
PACCAR, Inc.	39,167	2,460,863
Pall Corp.	12,060	1,029,803
Parker Hannifin Corp.	16,494	2,073,791
Pentair PLC	21,185	1,527,862
Snap-on, Inc.	6,405	759,121
Stanley Black & Decker, Inc.	17,137	1,504,971
Xylem, Inc.	20,417	797,896
		32,951,434
Professional Services 0.2%
Dun & Bradstreet Corp. (a)	4,075	449,065
Equifax, Inc.	13,599	986,471
Nielsen NV	33,494	1,621,445
Robert Half International, Inc. (a)	15,069	719,394
		3,776,375
Road & Rail 0.9%
CSX Corp. (a)	109,798	3,382,876
Kansas City Southern	12,184	1,309,902
Norfolk Southern Corp.	34,226	3,526,305
Ryder System, Inc.	5,917	521,228
Union Pacific Corp.	99,613	9,936,397
		18,676,708
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	30,126	1,490,936
W.W. Grainger, Inc. (a)	6,771	1,721,662
		3,212,598
Information Technology 18.4%
Communications Equipment 1.7%
Cisco Systems, Inc.	563,428	14,001,186
F5 Networks, Inc.* (a)	8,370	932,753
Harris Corp.	11,872	899,304
Juniper Networks, Inc.*	52,312	1,283,736
Motorola Solutions, Inc.	24,970	1,662,253
QUALCOMM, Inc.	185,698	14,707,282
		33,486,514
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp. "A" (a)	17,491	1,685,083
Corning, Inc.	144,618	3,174,365
FLIR Systems, Inc. (a)	15,597	541,684
Jabil Circuit, Inc.	20,748	433,633
TE Connectivity Ltd.	44,569	2,756,147
		8,590,912
Internet Software & Services 3.1%
Akamai Technologies, Inc.* (a)	19,653	1,200,012
eBay, Inc.*	125,352	6,275,121
Facebook, Inc. "A"*	188,789	12,703,612
Google, Inc. "A"*	31,195	18,238,781
Google, Inc. "C"*	31,195	17,945,860
VeriSign, Inc.* (a)	13,889	677,922
Yahoo!, Inc.*	102,388	3,596,890
		60,638,198
IT Services 3.2%
Accenture PLC "A" (a)	69,610	5,627,272
Alliance Data Systems Corp.* (a)	5,877	1,652,906
Automatic Data Processing, Inc. (a)	53,238	4,220,709
Cognizant Technology Solutions Corp. "A"* (a)	67,136	3,283,622
Computer Sciences Corp.	16,148	1,020,554
Fidelity National Information Services, Inc.	31,241	1,710,132
Fiserv, Inc.*	27,309	1,647,279
International Business Machines Corp.	104,670	18,973,531
MasterCard, Inc. "A"	110,538	8,121,227
Paychex, Inc. (a)	35,780	1,487,017
Teradata Corp.* (a)	17,597	707,399
Total System Services, Inc.	18,145	569,935
Visa, Inc. "A" (a)	55,294	11,650,999
Western Union Co. (a)	58,160	1,008,494
Xerox Corp. (a)	119,355	1,484,776
		63,165,852
Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	33,781	1,174,228
Analog Devices, Inc.	34,589	1,870,227
Applied Materials, Inc.	133,875	3,018,881
Avago Technologies Ltd.	27,606	1,989,564
Broadcom Corp. "A"	61,032	2,265,508
First Solar, Inc.* (a)	7,705	547,517
Intel Corp. (a)	547,770	16,926,093
KLA-Tencor Corp. (a)	18,285	1,328,222
Lam Research Corp.	17,808	1,203,465
Linear Technology Corp. (a)	26,133	1,230,080
Microchip Technology, Inc. (a)	22,110	1,079,189
Micron Technology, Inc.* (a)	117,258	3,863,651
NVIDIA Corp. (a)	60,870	1,128,530
Texas Instruments, Inc.	118,873	5,680,941
Xilinx, Inc. (a)	29,518	1,396,497
		44,702,593
Software 3.4%
Adobe Systems, Inc.*	50,680	3,667,205
Autodesk, Inc.*	25,112	1,415,815
CA, Inc.	35,641	1,024,322
Citrix Systems, Inc.* (a)	18,111	1,132,843
Electronic Arts, Inc.*	34,214	1,227,256
Intuit, Inc.	31,311	2,521,475
Microsoft Corp.	826,873	34,480,604
Oracle Corp.	377,616	15,304,776
Red Hat, Inc.*	20,926	1,156,580
Salesforce.com, Inc.* (a)	62,029	3,602,644
Symantec Corp.	76,422	1,750,064
		67,283,584
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	663,296	61,640,097
EMC Corp.	225,629	5,943,068
Hewlett-Packard Co.	205,910	6,935,049
NetApp, Inc.	36,609	1,336,961
SanDisk Corp. (a)	24,924	2,602,813
Seagate Technology PLC (a)	35,497	2,016,940
Western Digital Corp.	22,725	2,097,517
		82,572,445
Materials 3.4%
Chemicals 2.5%
Air Products & Chemicals, Inc.	23,401	3,009,837
Airgas, Inc. (a)	7,284	793,300
CF Industries Holdings, Inc.	5,756	1,384,491
Dow Chemical Co. (a)	132,475	6,817,164
E.I. du Pont de Nemours & Co. (a)	101,072	6,614,152
Eastman Chemical Co.	16,318	1,425,377
Ecolab, Inc.	29,923	3,331,627
FMC Corp. (a)	14,696	1,046,208
International Flavors & Fragrances, Inc. (a)	8,941	932,367
LyondellBasell Industries NV "A"	45,854	4,477,643
Monsanto Co.	57,610	7,186,271
PPG Industries, Inc.	15,079	3,168,852
Praxair, Inc. (a)	32,136	4,268,946
Sigma-Aldrich Corp. (a)	13,213	1,340,855
The Mosaic Co.	35,499	1,755,426
The Sherwin-Williams Co. (a)	9,191	1,901,710
		49,454,226
Construction Materials 0.1%
Vulcan Materials Co. (a)	14,435	920,231
Containers & Packaging 0.2%
Avery Dennison Corp.	10,522	539,252
Ball Corp.	15,568	975,802
Bemis Co., Inc.	11,159	453,725
MeadWestvaco Corp. (a)	18,263	808,320
Owens-Illinois, Inc.*	18,104	627,123
Sealed Air Corp.	21,463	733,391
		4,137,613
Metals & Mining 0.5%
Alcoa, Inc.	129,426	1,927,153
Allegheny Technologies, Inc. (a)	12,101	545,755
Freeport-McMoRan Copper & Gold, Inc.	114,746	4,188,229
Newmont Mining Corp.	55,015	1,399,582
Nucor Corp. (a)	35,162	1,731,729
United States Steel Corp. (a)	15,934	414,921
		10,207,369
Paper & Forest Products 0.1%
International Paper Co. (a)	47,356	2,390,057
Telecommunication Services 2.3%
Diversified Telecommunication Services
AT&T, Inc. (a)	571,023	20,191,373
CenturyLink, Inc. (a)	62,573	2,265,143
Frontier Communications Corp. (a)	109,204	637,751
Verizon Communications, Inc.	455,611	22,293,046
Windstream Holdings, Inc. (a)	66,553	662,868
		46,050,181
Utilities 3.1%
Electric Utilities 1.8%
American Electric Power Co., Inc.	53,911	3,006,616
Duke Energy Corp. (a)	77,390	5,741,564
Edison International	36,013	2,092,715
Entergy Corp. (a)	19,737	1,620,210
Exelon Corp. (a)	94,754	3,456,626
FirstEnergy Corp.	46,270	1,606,494
NextEra Energy, Inc.	47,647	4,882,865
Northeast Utilities	34,851	1,647,407
Pepco Holdings, Inc.	27,695	761,059
Pinnacle West Capital Corp. (a)	12,184	704,723
PPL Corp. (a)	69,707	2,476,690
Southern Co. (a)	98,114	4,452,413
Xcel Energy, Inc. (a)	55,107	1,776,099
		34,225,481
Gas Utilities 0.0%
AGL Resources, Inc.	13,112	721,553
Independent Power & Renewable Eletricity Producers 0.1%
AES Corp.	72,490	1,127,220
NRG Energy, Inc.	37,257	1,385,960
		2,513,180
Multi-Utilities 1.2%
Ameren Corp.	26,828	1,096,729
CenterPoint Energy, Inc.	47,435	1,211,490
CMS Energy Corp. (a)	29,479	918,271
Consolidated Edison, Inc. (a)	32,370	1,869,044
Dominion Resources, Inc. (a)	63,585	4,547,599
DTE Energy Co. (a)	19,529	1,520,723
Integrys Energy Group, Inc.	8,844	629,074
NiSource, Inc.	34,724	1,366,042
PG&E Corp.	50,569	2,428,323
Public Service Enterprise Group, Inc. (a)	55,945	2,281,997
SCANA Corp. (a)	15,604	839,651
Sempra Energy (a)	25,121	2,630,420
TECO Energy, Inc. (a)	22,980	424,672
Wisconsin Energy Corp. (a)	24,799	1,163,569
		22,927,604
Total Common Stocks (Cost $916,748,598)		1,915,919,530

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.3%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.04%**, 10/2/2014 (b) (Cost $5,214,461)	5,215,000	5,214,463

	Shares	Value ($)

Securities Lending Collateral 26.3%
Daily Assets Fund Institutional, 0.08% (c) (d) (Cost $515,467,373)	515,467,373	515,467,373

Cash Equivalents 2.1%
Central Cash Management Fund, 0.06% (c) (Cost $41,510,679)	41,510,679	41,510,679

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,478,941,111)†	126.3	2,478,112,045
Other Assets and Liabilities, Net	(26.3)	(515,376,515)
Net Assets	100.0	1,962,735,530

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $1,549,477,549. At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $928,634,496. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,027,160,462 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $98,525,966.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2014 amounted to $502,294,540, which is 25.6% of net assets.

(b) At June 30, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At June 30, 2014, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	9/19/2014	447	43,636,140	301,708

Currency Abbreviation
USD United States Dollar

For information on the Portfolio's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$1,915,919,530	$—	$—	$1,915,919,530
Government & Agency Obligation	—	5,214,463	—	5,214,463
Short-Term Investments (e)	556,978,052	—	—	556,978,052
Derivatives (f)
Futures Contracts	301,708	—	—	301,708
Total	$2,473,199,290	$5,214,463	$—	$2,478,413,753

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2014 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $921,963,059) — including $502,294,540 of securities loaned	$1,921,133,993
Investment in Daily Assets Fund Institutional (cost $515,467,373)*	515,467,373
Investment in Central Cash Management Fund (cost $41,510,679)	41,510,679
Total investments in securities, at value (cost $1,478,941,111)	2,478,112,045
Cash	39,827
Dividends receivable	2,039,893
Interest receivable	18,956
Receivable for variation margin on futures contracts	8,866
Other assets	11,759
Total assets	2,480,231,346
Liabilities
Payable upon return of securities loaned	515,467,373
Payable for investments purchased	1,830,819
Accrued management fee	80,378
Accrued Trustees' fees	2,298
Other accrued expenses and payables	114,948
Total liabilities	517,495,816
Net assets, at value	$1,962,735,530

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended June 30, 2014 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $48,634)	$19,540,585
Interest	1,192
Income distributions — Central Cash Management Fund	6,881
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	80,627
Total income	19,629,285
Expenses: Management fee	482,057
Administration fee	289,234
Custodian fee	19,487
Professional fees	61,168
Reports to shareholders	3,500
Trustees' fees and expenses	41,572
Other	33,287
Total expenses	930,305
Net investment income (loss)	18,698,980
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	69,170,270
Futures	4,812,782
73,983,052
Change in net unrealized appreciation (depreciation) on: Investments	41,933,010
Futures	(868,442)
41,064,568
Net gain (loss)	115,047,620
Net increase (decrease) in net assets resulting from operations	$133,746,600

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations: Net investment income (loss)	$18,698,980	$38,113,883
Operations: Net investment income (loss)	$18,698,980	$38,113,883
Net realized gain (loss)	73,983,052	149,326,741
Change in net unrealized appreciation (depreciation)	41,064,568	355,000,169
Net increase (decrease) in net assets resulting from operations	133,746,600	542,440,793
Capital transactions in shares of beneficial interest: Proceeds from capital invested	178,499,386	434,013,798
Value of capital withdrawn	(367,303,504)	(1,058,967,171)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(188,804,118)	(624,953,373)
Increase (decrease) in net assets	(55,057,518)	(82,512,580)
Net assets at beginning of period	2,017,793,048	2,100,305,628
Net assets at end of period	$1,962,735,530	$2,017,793,048

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
	Six Months Ended 6/30/14 (Unaudited)		2013		2012	2011	2010		2009
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,963		2,018		2,100	2,101	2,524		2,479
Ratio of expenses before expense reductions (%)	.10	*	.10		.09	.10	.10		.09
Ratio of expenses after expense reductions (%)	.10	*	.10		.09	.10	.06		.05
Ratio of net investment income (%)	1.94	*	2.01		2.24	1.99	2.03		2.38
Portfolio turnover rate (%)	1	**	3	c	4	3	5		9	c
Total investment return (%)b	7.13	**	32.14		15.87	2.09	15.12	a	26.54	a
a Total investment return would have been lower had certain expenses not been reduced.
b Total investment return for the Portfolio was derived from the performance of the Institutional Class of Deutsche Equity 500 Index Fund.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Equity 500 Index Portfolio (formerly DWS Equity 500 Index Portfolio) (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company organized as a New York trust.

The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated Deutsche feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2014, Deutsche S&P 500 Index Fund and Deutsche Equity 500 Index Fund owned approximately 47% and 53%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Portfolio's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Portfolio retains benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2014, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2014, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2014 is included in a table following the Portfolio's Investment Portfolio. For the six months ended June 30, 2014, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $17,154,000 to $55,049,000.

The following table summarizes the value of the Portfolio's derivative instruments held as of June 30, 2014 presented by primary underlying risk exposure:
Asset Derivative	Futures Contracts
Equity Contracts (a)	$301,708
(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2014 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$4,812,782
The above derivative is located in the following Statement of Operations account: (a) Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$(868,442)
The above derivative is located in the following Statement of Operations account: (a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2014, purchases and sales of investment securities (excluding short-term investments and in-kind redemptions) aggregated $20,291,748 and $174,497,206, respectively.

D. Related Parties

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, serves as the investment manager to the Portfolio.

Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio's sub-advisor. Northern Trust Investments, Inc. ("NTI") serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursments) of 0.05% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2014, the Administration Fee was $289,234, of which $48,227 is unpaid.

Filing Service Fee. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2014, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $1,509, of which $1,379 is unpaid.

Trustees' Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

E. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2014.

F. In-Kind Redemptions

In certain circumstances, the Portfolio may distribute portfolio securities rather than cash as payments for a redemption of a feeder fund’s shares (in-kind redemption). For financial reporting purposes, the Portfolio recognizes a gain on in-kind redemptions to the extent the value of the distributed securities exceeds their costs; the Portfolio recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are allocated in proportion to each feeder fund’s investment in the Portfolio. During the year ended December 31, 2013, Deutsche Equity 500 Index Fund had an in-kind redemption for $402,880,047 and the Portfolio realized $140,683,935 of net gain attributable to this in-kind redemption.

G. Fund Name Change

Effective August 11, 2014, the "DWS Funds" were rebranded "Deutsche Funds."

Advisory Agreement Board Considerations and Fee Evaluation

DWS S&P 500 Index Fund (the "Fund"), a series of DWS Institutional Funds, invests all of its assets in DWS Equity 500 Index Portfolio (the "Portfolio") in order to achieve its investment objectives. The Portfolio's Board of Trustees approved the renewal of the Portfolio's investment management agreement (the "Portfolio Agreement") with Deutsche Investment Management Americas Inc. ("DIMA"), and the sub-advisory agreement (the "Sub-Advisory Agreement") between DIMA and Northern Trust Investments, Inc. ("NTI"), and the Fund's Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund's investment management agreement with DIMA (the "Fund Agreement" and together with the Portfolio Agreement and the Sub-Advisory Agreement, the "Agreements") in September 2013. The Portfolio's Board of Trustees and the Fund's Board of Trustees are collectively referred to as the "Board."

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2013, all of the Portfolio's and the Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Equity Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability compiled by a fee consultant retained by the Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Portfolio's and the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA's and NTI's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also requested and received information regarding DIMA's oversight of sub-advisors, including NTI. The Board reviewed the Portfolio's and the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2012, the Fund's performance (Class S shares) was in the 2nd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Portfolio's and the Fund's investment management fee schedules, the Portfolio's sub-advisory fee schedule, and the Fund's operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were lower than the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio's management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Portfolio. The Board noted that the Fund's Class A shares total (net) operating expenses (excluding 12b-1 fees), which include Portfolio expenses allocated to the Fund, were expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2012, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Portfolio's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Portfolio and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size).

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI's fee out of its management fee, and its understanding that the sub-advisory fee schedule was the product of an arm's length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. The Board concluded that the Portfolio's and the Fund's fee schedules represent an appropriate sharing between the Portfolio and the Fund, as the case may be, and DIMA of such economies of scale as may exist in the management of the Fund and the Portfolio at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor's compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S
Nasdaq Symbol	SXPAX	SXPBX	SXPCX	SCPIX
CUSIP Number	25159R 700	25159R 809	25159R 882	25159R 874
Fund Number	1001	1201	1301	2301

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DSPF500IF-3
IR-028289-3 8/14

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche S&P 500 Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 29, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 29, 2014